Condensed Consolidated Statements of Stockholder’s Equity (Deficit) (Unaudited) - USD ($)	Common Stock Series F	Common Stock	Preferred Stock Series D	Preferred Stock Series E	Preferred Stock Series F	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 7				$ 20,340,002	$ (32,059,470)	$ (11,719,461)
Balance (in Shares) at Dec. 31, 2022		657,954
Issuance of common stock upon conversion of Series A preferred stock						722,098		722,098
Issuance of common stock upon conversion of Series A preferred stock (in Shares)		15,000
Issuance of common stock pursuant to PIPE transaction		$ 2				3,499,998		3,500,000
Issuance of common stock pursuant to PIPE transaction (in Shares)		205,333
Reclassification of Series D and E preferred stock to permanent equity			$ 9,245,462	$ 5,104,658				14,350,120
Reclassification of Series D and E preferred stock to permanent equity (in Shares)			1,125	526
Issuance of common stock upon conversion of Series D preferred stock		$ 1	$ (1,499,819)			2,945,038		1,445,220
Issuance of common stock upon conversion of Series D preferred stock (in Shares)		59,229	(182)
Issuance of common stock to third-party vendors						290,560		290,560
Issuance of common stock to third-party vendors (in Shares)		13,600
Issuance of common stock upon conversion of Series E preferred stock				$ (235,224)		235,224
Issuance of common stock upon conversion of Series E preferred stock (in Shares)		2,727		(15)
Cancelation of Series E preferred stock shares
Cancelation of Series E preferred stock shares (in Shares)				(200)
Issuance of common stock and warrants upon issuance of debt						674,378		674,378
Issuance of common stock and warrants upon issuance of debt (in Shares)		5,665
Liquidated damages related to escrow shares						1,222,000		1,222,000
Stock-based compensation						1,251,456		1,251,456
Net loss for the period							(14,486,000)	(14,486,000)
Balance at Dec. 31, 2023		$ 10	$ 7,745,643	$ 4,869,434		31,180,754	(46,545,470)	(2,749,629)
Balance (in Shares) at Dec. 31, 2023		959,508	943	311
Issuance of common stock and warrants upon issuance of debt						56,286		56,286
Issuance of common stock and warrants upon issuance of debt (in Shares)		2,974
Stock-based compensation						136,100		136,100
Net loss for the period							(414,438)	(414,438)
Balance at Mar. 31, 2024		$ 10	$ 7,745,643	$ 4,869,434		31,373,140	(46,959,908)	(2,971,681)
Balance (in Shares) at Mar. 31, 2024		962,482	943	311
Balance at Dec. 31, 2023		$ 10	$ 7,745,643	$ 4,869,434		31,180,754	(46,545,470)	(2,749,629)
Balance (in Shares) at Dec. 31, 2023		959,508	943	311
Issuance of common stock and warrants upon issuance of debt						56,286		56,286
Issuance of common stock and warrants upon issuance of debt (in Shares)	90	2,974
Issuance of common stock to employee						40,000		40,000
Issuance of common stock to employee (in Shares)		3,837
Issuance of common stock in connection with note						34,512		34,512
Issuance of common stock in connection with note (in Shares)		4,000
Issuance of warrants						353,484		353,484
Liquidated damages related to escrow shares
Stock-based compensation						801,014		801,014
Net loss for the period							(384,826)	(384,826)
Balance at Dec. 31, 2024		$ 10	$ 7,745,643	$ 4,869,434		32,466,050	(46,930,296)	(1,849,159)
Balance (in Shares) at Dec. 31, 2024		970,319	943	311
Issuance of common stock pursuant to equity line of credit						260,571		260,571
Issuance of common stock pursuant to equity line of credit (in Shares)		34,286
Issuance of Series F preferred stock and warrants in connection with debt					$ 331,439	96,092		427,531
Issuance of Series F preferred stock and warrants in connection with debt (in Shares)					90
Stock-based compensation						10,797		10,797
Net loss for the period							(2,556,577)	(2,556,577)
Balance at Mar. 31, 2025		$ 10	$ 7,745,643	$ 4,869,434	$ 331,439	$ 32,833,510	$ (49,486,873)	$ (3,706,837)
Balance (in Shares) at Mar. 31, 2025		1,004,605	943	311	90